Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets

(In US$ millions)	December 31, 2015	December 31, 2014
Mobilization revenue receivable - long-term portion	109.2	150.6
Favorable contract – long-term portion	205.2	225.6
Total other non-current assets	314.4	376.2